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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28- 06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                           New York, NY        August 14, 2009
-------------------------------------   ---------------------   ----------------
             (Signature)                    (City, State)            (Date)

Report Type ( Check only one.):


[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        18
Form 13F Information Table Value Total:   562,416 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number               Name
---   --------------------   ----------------------------
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                                                                        ----------------------
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER
       NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERIPRISE FINL INC                COM       03076C106   30,338  1,250,000 SH       DEFINED           1  1,250,000      0    0
BANK OF AMERICA CORPORATION        COM       060505104   58,740  4,450,000 SH       DEFINED           1  4,450,000      0    0
BB&T CORP                          COM       054937107   35,494  1,614,836 SH       DEFINED           1  1,614,836      0    0
CARE INVESTMENT TRUST INC          COM       141657106   14,708  2,828,399 SH       DEFINED           1  2,828,399      0    0
CHIMERA INVT CORP                  COM       16934Q109   24,430  7,000,000 SH       DEFINED           1  7,000,000      0    0
ENDURANCE SPECIALTY HLDGS LT       SHS       G30397106   80,380  2,743,358 SH       DEFINED           1  2,743,358      0    0
FIFTH THIRD BANCORP                COM       316773100   33,725  4,750,000 SH       DEFINED           1  4,750,000      0    0
HUNTINGTON BANCSHARES INC          COM       446150104   27,170  6,500,000 SH       DEFINED           1  6,500,000      0    0
KKR FINANCIAL HLDGS LLC      NOTE 7.000% 7/1 48248AAB4   19,039 38,250,000 PRN      DEFINED           1 38,250,000      0    0
LINCOLN NATL CORP IND              COM       534187109   17,210  1,000,000 SH       DEFINED           1  1,000,000      0    0
LOCKHEED MARTIN CORP               COM       539830109   31,373    389,000 SH       DEFINED           1    389,000      0    0
MARSHALL & ILSLEY CORP NEW         COM       571837103   38,400  8,000,000 SH       DEFINED           1  8,000,000      0    0
MFA FINANCIAL INC                  COM       55272X102   72,402 10,462,782 SH       DEFINED           1 10,462,782      0    0
PFSWEB INC                       COM NEW     717098206      105     78,084 SH       DEFINED           1     78,084      0    0
REGIONS FINANCIAL CORP NEW         COM       7591EP100   40,400 10,000,000 SH       DEFINED           1 10,000,000      0    0
SUNTRUST BKS INC                   COM       867914103    8,225    500,000 SH       DEFINED           1    500,000      0    0
TRANSATLANTIC HLDGS INC            COM       893521104   22,722    524,400 SH       DEFINED           1    524,400      0    0
TRIPLE-S MGMT CORP                 CL B      896749108    7,554    484,539 SH       DEFINED           1    484,539      0    0